FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The Plan performs fair value measurements in accordance with Financial Accounting Standards Board issued Accounting Standards Codification ASC 820, “Fair Value Measurement and Disclosure” (“ASC 820”), which defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Determining which category an asset or liability falls within this hierarchy requires judgment. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 – Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Plan’s valuation methodology used to measure the fair value of common stock is the closing price reported on the active market on which the individual securities are traded. The Plan’s valuation methodology used to measure the fair value of mutual funds is the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. The Trusts are valued at NAV and are not included in the fair value hierarchy. The fair value amounts of the Trusts presented in the tables below are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	12/31/2025	Level 1
Investments measured in the fair value hierarchy:
Mutual Funds	$1,282,005	$1,282,005
Self-directed - Fidelity Brokerage Link(1)	19,246,501	19,246,501
Terex Corporation Common Stock	31,774,743	31,774,743
Total investments measured in the fair value hierarchy	52,303,249	$52,303,249

Investments measured at NAV:
Common Collective Trusts	691,050,189
Total investments at fair value	$743,353,438
(1) Fidelity Brokerage Link investments include mutual funds and common stock valued using the Plan's valuation methodology.

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	12/31/2024	Level 1
Investments measured in the fair value hierarchy:
Mutual Funds	$168,384,777	$168,384,777
Self-directed - Fidelity Brokerage Link(1)	15,493,227	15,493,227
Terex Corporation Common Stock	29,512,479	29,512,479
Total investments measured in the fair value hierarchy	213,390,483	$213,390,483

Investments measured at NAV:
Common Collective Trusts	457,983,482
Total investments at fair value	$671,373,965
(1) Fidelity Brokerage Link investments include mutual funds and common stock valued using the Plan's valuation methodology.
INVESTMENTS MEASURED AT NAV
The Plan has an interest in the Trusts. The Trusts consist of the following: the Fidelity Freedom Index Retirement Commingled Pool Class T, a family of Fidelity Freedom Index Date Commingled Pools Class T, and various other funds. The funds are dedicated exclusively to the management of assets of defined contribution plans. The Trusts are valued using NAV provided by the trustees in order to estimate fair value. The NAV is based on the fair value of the underlying investments held by the funds less liabilities. Were the Plan to initiate a full redemption of the Trusts, the trustees reserve the right to temporarily delay withdrawal from the Trusts in order to ensure that securities' liquidations will be carried out in an orderly business manner. The Trusts have no unfunded commitments, other redemption restrictions, or redemption notice periods.